UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21309

             Advent Claymore Convertible Securities and Income Fund
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    1271 Avenue of the Americas, 45th Floor
                               New York, NY 10020
                               ------------------
              (Address of principal executive offices) (Zip code)

                                  Robert White
                    1271 Avenue of the Americas, 45th Floor
                               New York, NY 10020
                               ------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 482-1600

                      Date of fiscal year end: October 31

             Date of reporting period: July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (?? 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ? 3507.

Item 1: Proxy Voting Record - Item 1 Proxy Voting Record -

Registrant : 811-21309

Fund Name : Advent Claymore Convertible Securities and Income Fund


________________________________________________________________________________
FIFTH THIRD BANCORP
Ticker     Security ID:             Meeting Date          Meeting Status
FITB       CUSIP 316773209          04/17/2012            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

3          THE PROPOSAL DESCRIBED   MGMT       For        For        For
            IN THE PROXY STATEMENT
            TO AMEND THE ARTICLES
            OF INCORPORATION AND
            CODE OF REGULATIONS
            TO PROVIDE FOR A
            MAJORITY VOTING
            STANDARD FOR
            UNCONTESTED ELECTIONS
            OF DIRECTORS UNLESS
            CUMULATIVE VOTING IS
            IN EFFECT. THE PROPOSED
            AMENDMENTS ARE
            ATTACHED AS ANNEX 1 TO
            THE PROXY STATEMENT
            AND ARE INCORPORATED
            THEREIN BY REFERENCE.

________________________________________________________________________________
GENERAL MOTORS COMPANY
Ticker     Security ID:             Meeting Date          Meeting Status
GM         CUSIP 37045V100          06/12/2012            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          ELECTION OF DIRECTOR:    MGMT       For        For        For
            DANIEL F. AKERSON

2          ELECTION OF DIRECTOR:    MGMT       For        For        For
            DAVID BONDERMAN

3          ELECTION OF DIRECTOR:    MGMT       For        For        For
            ERROLL B. DAVIS, JR.

4          ELECTION OF DIRECTOR:    MGMT       For        For        For
            STEPHEN J. GIRSKY

5          ELECTION OF DIRECTOR:    MGMT       For        For        For
            E. NEVILLE ISDELL

6          ELECTION OF DIRECTOR:    MGMT       For        For        For
            ROBERT D. KREBS

7          ELECTION OF DIRECTOR:    MGMT       For        For        For
            PHILIP A. LASKAWY

8          ELECTION OF DIRECTOR:    MGMT       For        For        For
            KATHRYN V. MARINELLO

9          ELECTION OF DIRECTOR:    MGMT       For        For        For
            JAMES J. MULVA

10         ELECTION OF DIRECTOR:    MGMT       N/A        Abstain    N/A
            PATRICIA F. RUSSO

11         ELECTION OF DIRECTOR:    MGMT       For        For        For
            THOMAS M. SCHOEWE

12         ELECTION OF DIRECTOR:    MGMT       N/A        Abstain    N/A
            CAROL M. STEPHENSON

13         ELECTION OF DIRECTOR:    MGMT       For        For        For
            THEODORE M. SOLSO

14         ELECTION OF DIRECTOR:    MGMT       For        For        For
            CYNTHIA A. TELLES

15         RATIFICATION OF THE      MGMT       For        For        For
            SELECTION OF
            DELOITTE & TOUCHE LLP
            AS GM'S INDEPENDENT
            REGISTERED PUBLIC
            ACCOUNTING FIRM FOR
            2012.

16         ADVISORY VOTE TO         MGMT       For        For        For
            APPROVE EXECUTIVE
            COMPENSATION.

________________________________________________________________________________
HEALTH CARE REIT, INC.
Ticker     Security ID:             Meeting Date          Meeting Status
HCN        CUSIP 42217K106          05/03/2012            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          ELECTION OF DIRECTOR:    MGMT       For        For        For
            WILLIAM C. BALLARD, JR.

2          ELECTION OF DIRECTOR:    MGMT       For        For        For
            GEORGE L. CHAPMAN

3          ELECTION OF DIRECTOR:    MGMT       For        For        For
            DANIEL A. DECKER

4          ELECTION OF DIRECTOR:    MGMT       For        For        For
            THOMAS J. DEROSA

5          ELECTION OF DIRECTOR:    MGMT       For        For        For
            JEFFREY H. DONAHUE

6          ELECTION OF DIRECTOR:    MGMT       For        For        For
            PETER J. GRUA

7          ELECTION OF DIRECTOR:    MGMT       For        For        For
            FRED S. KLIPSCH

8          ELECTION OF DIRECTOR:    MGMT       For        For        For
            SHARON M. OSTER

9          ELECTION OF DIRECTOR:    MGMT       For        For        For
            JEFFREY R. OTTEN

10         ELECTION OF DIRECTOR:    MGMT       For        For        For
            R. SCOTT TRUMBULL

11         APPROVAL OF THE          MGMT       For        For        For
            COMPENSATION OF
            THE NAMED EXECUTIVE
            OFFICERS AS
            DISCLOSED IN THE PROXY
            STATEMENT PURSUANT TO
            THE COMPENSATION
            DISCLOSURE RULES OF
            THE SEC.

12         RATIFICATION OF THE      MGMT       For        For        For
            APPOINTMENT OF
            ERNST & YOUNG LLP AS
            INDEPENDENT
            REGISTERED PUBLIC
            ACCOUNTING FIRM
            FOR THE FISCAL YEAR
            2012.

                                   SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advent Claymore Convertible Securities and Income Fund
------------------------------------------------------


By:     /s/ Tracy V. Maitland
        -------------------------------------
Name:	Tracy V. Maitland
Title:	President and Chief Executive Officer
Date:	August 29, 2012